Fair Value Measurements (Details) - Schedule of Vesting Shares Liability - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Vesting Shares Liability [Abstract]
Balance at beginning
Assumed in the Business Combination	11,792,000
Change in fair value	2,425,000
Balance at ending	$ 14,217,000